Consolidated Balance Sheets - USD ($)	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2019
ASSETS
Cash and cash equivalents	$ 2,403,774	$ 1,034,846	$ 1,203,396
Accounts receivable	335,988	214,673	127,867
Deferred costs	40,457	237,745	172,200
Prepaid expenses and other current assets	390,824	468,747	390,363
Subscription receivable	21,381
Total current assets	3,192,424	1,956,011	1,893,826
Equipment, net	40,170	41,224	28,786
Goodwill			139,754
Total assets	3,232,594	1,997,235	2,062,366
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts payable	50,263	121,508	42,324
Accrued liabilities	134,683	118,634	211,234
Deferred revenue	204,789	330,362	267,929
Total current liabilities	389,735	570,504	521,487
Long term liability
Paycheck Protection Program (PPP 1) loan		548,885
Paycheck Protection Program (PPP 2) loan	623,828
Convertible promissory notes, net	1,396,429	1,183,535
Contingent long-term acquisition liability			67,161
Total liabilities	2,409,992	2,302,924	588,648
Commitments and contingencies
Stockholders' Equity (Deficit)
Preferred stock value
Common stock value	7,539	7,036	6,861
Additional paid-in capital	20,087,384	15,710,996	12,497,228
Accumulated deficit	(19,272,321)	(16,023,721)	(11,030,371)
Total stockholders' equity (deficit)	822,602	(305,689)	1,473,718
Total liabilities and stockholders' equity (deficit)	$ 3,232,594	$ 1,997,235	$ 2,062,366